Loss before tax (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Staff costs			$ 253,792	$ 272,240
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Staff costs	$ 141,516	$ 124,976